Note Fair value measurement (Assets measured at fair value on nonrecurring basis) (Detail) - Nonrecurring - Fair Value by Asset Class [Domain] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Fair Value
Loans	$ 73,893	[1]	$ 64,041		$ 79,175
Other real estate owned	43,463	[2]	89,743		44,735
Other foreclosed assets	1,349	[2]	2,176		25
Total	118,705		155,960		123,935
Loans - write-down	(25,745)		(16,807)		(26,272)
Other real estate owned - write down	(9,189)		(19,085)	[3]	(10,260)
Other foreclosed assets - write down	(722)		(890)		(12)
Total assets measured - write down	(35,656)		(36,782)		(36,544)
Level 1
Fair Value
Loans	0		0		0
Other real estate owned	0		0		0
Other foreclosed assets	0		0		0
Total	0		0		0
Level 2
Fair Value
Loans	0		0		0
Other real estate owned	0		0		0
Other foreclosed assets	0		0		0
Total	0		0		0
Level 3
Fair Value
Loans	73,893		64,041		79,175
Other real estate owned	43,463		89,743		44,735
Other foreclosed assets	1,349		2,176		25
Total	$ 118,705		$ 155,960		$ 123,935

[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35 . Costs to sell are excluded from the reported fair value amount .

[2]	sents the fair value of foreclosed real estate and other collateral owned that were written d own to their fair value. Costs to sell are excluded from the reported fair value amount.
[3]	Write-downs include $ 2.7 million related to estimated damages caused by Hurricanes Irma and Maria based on the sample of properties examined.